Private Placement (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 04, 2020
Private Placement (Details) [Line Items]
Warrant price (in Dollars per share)	$ 10.00
Proceeds received from the founder warrants purchase	$ 6,900,000
Private Placement [Member]
Private Placement (Details) [Line Items]
Aggregate purchase price amount	$ 8,750,000
Founders Warrants [Member]
Private Placement (Details) [Line Items]
Warrant price (in Dollars per share)		$ 1.50
Founders Warrants [Member] | Private Placement [Member]
Private Placement (Details) [Line Items]
Aggregate purchase of founder warrants (in Shares)	5,833,333
Warrant price (in Dollars per share)	$ 1.50